Provision for Restructuring and Other Costs - Schedule of Provision for Restructuring and Other Costs (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Beginning balance	$ 726
Utilization of provision	(342)
Change in provision	15
Impact of foreign exchange rate changes	(15)
Ending balance	384
Less current portion	(96)	$ (418)
Non-current portion	288
Cetrotide(R) Onerous Contracts [Member]
Statement Line Items [Line Items]
Beginning balance	396
Utilization of provision	(19)
Change in provision	15
Impact of foreign exchange rate changes	(8)
Ending balance	384
Less current portion	(96)
Non-current portion	288
German Restructuring Severance [Member]
Statement Line Items [Line Items]
Beginning balance	330
Utilization of provision	(323)
Change in provision
Impact of foreign exchange rate changes	(7)
Ending balance
Less current portion
Non-current portion